Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2011
Stephens Small Cap Growth Fund (First Prospectus Summary) | Stephens Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STSGX
Stephens Mid Cap Growth Fund (First Prospectus Summary) | Stephens Mid Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STMGX
Stephens Small Cap Growth Fund (Second Prospectus Summary) | Stephens Small Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STSIX
Stephens Mid Cap Growth Fund (Second Prospectus Summary) | Stephens Mid Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFMIX

Stephens Small Cap Growth Fund (First Prospectus Summary) | Stephens Small Cap Growth Fund
Stephens Small Cap Growth Fund
Investment Objective
The Stephens Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Small Cap Growth Fund. More information about these and other discounts is available from your financial professional, in the section entitled "Class A Sales Charge (Load)" of the Fund's statutory Prospectus on page 15 and in the section entitled "Additional Purchase and Redemption
Information" of the Fund's Statement of Additional Information ("SAI") on page
B-39.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Stephens Small Cap Growth Fund Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stephens Small Cap Growth Fund Class A Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.42%
Fee Waiver and/or Expense Reimbursement		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.36%
[1]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Small Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.35% of the Small Cap Growth Fund's Class A Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Small Cap Growth Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Small
Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual
Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Stephens Small Cap Growth Fund Class A Shares	656	945	1,255	2,133

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small
Cap Growth Fund's performance. During the most recent fiscal year, the Small Cap
Growth Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Growth Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of  $2.5 billion or less. The Small Cap Growth Fund may invest up to
20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than  $2.5 billion.

Most of the assets of the Small Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as exchange-traded funds ("ETFs"). Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including American Depositary
Receipts ("ADRs") and European Depositary Receipts ("EDRs"), including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Small Cap Growth Fund's investment objective and policies.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Small Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Small-Sized Company Risk: Investing in securities of small-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how the
Small Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Small Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Small Cap Growth Fund will perform in the future. Updated performance is available on the Small Cap Growth Fund's website www.stephensfunds.com.

The bar chart below illustrates how the Small Cap Growth Fund's total returns have varied from year to year.

Stephens Small Cap Growth Fund - Class A Shares Calendar Year Total Return	[1]

Best Quarter  Q2 2009 23.02%
Worst Quarter Q4 2008 -25.54%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Stephens Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Stephens Small Cap Growth Fund Class A Shares Return Before Taxes	19.78%	3.58%	3.23%	Dec 1, 2005
Class A Shares After Taxes on Distributions	Stephens Small Cap Growth Fund Class A Shares Return After Taxes on Distributions	19.56%	3.54%	3.19%	Dec 1, 2005
Class A Shares After Taxes on Distributions and Sales	Stephens Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	13.14%	3.07%	2.77%	Dec 1, 2005
Class A Shares S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.02%	Dec 1, 2005
Class A Shares Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	4.78%	Dec 1, 2005

[1]	Calendar Year Total Returns in the bar chart do not reflect sales charges. If sales charges were included, returns would be lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Stephens Small Cap Growth Fund (First Prospectus Summary) | Stephens Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Stephens Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Stephens Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Small Cap Growth Fund. More information about these and other discounts is available from your financial professional, in the section entitled "Class A Sales Charge (Load)" of the Fund's statutory Prospectus on page 15 and in the section entitled "Additional Purchase and Redemption
Information" of the Fund's Statement of Additional Information ("SAI") on page
B-39.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small
Cap Growth Fund's performance. During the most recent fiscal year, the Small Cap
Growth Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small Cap Growth Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Small
Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual
Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Growth Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of  $2.5 billion or less. The Small Cap Growth Fund may invest up to
20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than  $2.5 billion.

Most of the assets of the Small Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as exchange-traded funds ("ETFs"). Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including American Depositary
Receipts ("ADRs") and European Depositary Receipts ("EDRs"), including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Small Cap Growth Fund's investment objective and policies.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the
Small Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Small-Sized Company Risk: Investing in securities of small-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Small Cap Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how the
Small Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Small Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Small Cap Growth Fund will perform in the future. Updated performance is available on the Small Cap Growth Fund's website www.stephensfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how the Small Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.stephensfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the Small Cap Growth Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Stephens Small Cap Growth Fund - Class A Shares Calendar Year Total Return	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below illustrates how the Small Cap Growth Fund's total returns have varied from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 23.02%
Worst Quarter Q4 2008 -25.54%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Stephens Small Cap Growth Fund (First Prospectus Summary) | Stephens Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
Stephens Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,133
Annual Return 2006	rr_AnnualReturn2006	7.01%
Annual Return 2007	rr_AnnualReturn2007	14.23%
Annual Return 2008	rr_AnnualReturn2008	(40.20%)
Annual Return 2009	rr_AnnualReturn2009	36.25%
Annual Return 2010	rr_AnnualReturn2010	26.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Small Cap Growth Fund Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Stephens Small Cap Growth Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Small Cap Growth Fund Class A Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Stephens Small Cap Growth Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Stephens Small Cap Growth Fund | Class A Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Stephens Small Cap Growth Fund | Class A Shares | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005

[1]	Calendar Year Total Returns in the bar chart do not reflect sales charges. If sales charges were included, returns would be lower.
[2]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Small Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.35% of the Small Cap Growth Fund's Class A Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Small Cap Growth Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Stephens Mid Cap Growth Fund (First Prospectus Summary) | Stephens Mid Cap Growth Fund
Stephens Mid Cap Growth Fund
Investment Objective
The Stephens Mid Cap Growth Fund (the "Mid Cap Growth Fund") seeks long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Mid Cap Growth Fund. More information about these and other discounts is available from your financial professional, in the section entitled
"Class A Sales Charge (Load)" of the Fund's statutory Prospectus on page 15 and in the section entitled "Additional Purchase and Redemption Information" of the
Fund's Statement of Additional Information ("SAI") on page B-39.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Stephens Mid Cap Growth Fund Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stephens Mid Cap Growth Fund Class A Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.01%
Total Annual Fund Operating Expenses		2.01%
Fee Waiver and/or Expense Reimbursement		(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.51%
[1]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Mid Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Growth Fund to 1.50% of the Fund's Class A Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Mid
Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense
Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Stephens Mid Cap Growth Fund Class A Shares	671	1,077	1,507	2,702

Portfolio Turnover
The Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid
Cap Growth Fund's performance. During the most recent fiscal year, the Mid Cap
Growth Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of medium capitalization companies. The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of
 $1.5 billion to  $12.5 billion. The Mid Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than  $1.5 billion or greater than  $12.5 billion.

Most of the assets of the Mid Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as ETFs. Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S.
government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including ADRs and EDRs, including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Fund's investment objective and policies.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Mid Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Medium-Sized Company Risk: Investing in securities of medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Performance
The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund. The bar chart below illustrates how the
Mid Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Mid Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Mid Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website www.stephensfunds.com.

The bar chart below illustrates how the Mid Cap Growth Fund's total returns have varied from year to year.

Stephens Mid Cap Growth Fund - Class A Shares Calendar Year Total Return	[1]

Best Quarter  Q3 2009 16.31%
Worst Quarter Q4 2008 -28.39%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Stephens Mid Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Stephens Mid Cap Growth Fund Class A Shares Return Before Taxes	21.21%	2.36%	Feb 1, 2006
Class A Shares After Taxes on Distributions	Stephens Mid Cap Growth Fund Class A Shares Return After Taxes on Distributions	21.21%	(2.69%)	Feb 1, 2006
Class A Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.79%	(2.28%)	Feb 1, 2006
Class A Shares S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.75%	Feb 1, 2006
Class A Shares Russell 2000® Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	3.71%	Feb 1, 2006

[1]	Calendar Year Total Returns in the bar chart do not reflect sales charges. If sales charges were included, returns would be lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Stephens Mid Cap Growth Fund (First Prospectus Summary) | Stephens Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Stephens Mid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Stephens Mid Cap Growth Fund (the "Mid Cap Growth Fund") seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Mid Cap Growth Fund. More information about these and other discounts is available from your financial professional, in the section entitled
"Class A Sales Charge (Load)" of the Fund's statutory Prospectus on page 15 and in the section entitled "Additional Purchase and Redemption Information" of the
Fund's Statement of Additional Information ("SAI") on page B-39.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid
Cap Growth Fund's performance. During the most recent fiscal year, the Mid Cap
Growth Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Mid Cap Growth Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Mid
Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense
Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of medium capitalization companies. The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of
 $1.5 billion to  $12.5 billion. The Mid Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than  $1.5 billion or greater than  $12.5 billion.

Most of the assets of the Mid Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as ETFs. Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S.
government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including ADRs and EDRs, including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Fund's investment objective and policies.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the
Mid Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Medium-Sized Company Risk: Investing in securities of medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Mid Cap Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund. The bar chart below illustrates how the
Mid Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Mid Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Mid Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website www.stephensfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund. The bar chart below illustrates how the Mid Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Mid Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.stephensfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Stephens Mid Cap Growth Fund - Class A Shares Calendar Year Total Return	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below illustrates how the Mid Cap Growth Fund's total returns have varied from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q3 2009 16.31%
Worst Quarter Q4 2008 -28.39%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Stephens Mid Cap Growth Fund (First Prospectus Summary) | Stephens Mid Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.39%)
Stephens Mid Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,507
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,702
Annual Return 2007	rr_AnnualReturn2007	24.44%
Annual Return 2008	rr_AnnualReturn2008	(45.69%)
Annual Return 2009	rr_AnnualReturn2009	39.94%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Mid Cap Growth Fund Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006
Stephens Mid Cap Growth Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Mid Cap Growth Fund Class A Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006
Stephens Mid Cap Growth Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006
Stephens Mid Cap Growth Fund | Class A Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006
Stephens Mid Cap Growth Fund | Class A Shares | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006

[1]	Calendar Year Total Returns in the bar chart do not reflect sales charges. If sales charges were included, returns would be lower.
[2]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Mid Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Growth Fund to 1.50% of the Fund's Class A Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Stephens Small Cap Growth Fund (Second Prospectus Summary) | Stephens Small Cap Growth Fund
Stephens Small Cap Growth Fund
Investment Objective
The Stephens Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stephens Small Cap Growth Fund Class I Shares
Management Fees		0.75%
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver and/or Expense Reimbursement		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.11%
[1]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Small Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.10% of the Small Cap Growth Fund's Class I Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Small Cap Growth Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Class
I shares of the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Stephens Small Cap Growth Fund Class I Shares	113	366	638	1,415

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small
Cap Growth Fund's performance. During the most recent fiscal year, the Small Cap
Growth Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Growth Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of  $2.5 billion or less. The Small Cap Growth Fund may invest up to
20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than  $2.5 billion.

Most of the assets of the Small Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as exchange-traded funds ("ETFs"). Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including American Depositary
Receipts ("ADRs") and European Depositary Receipts ("EDRs"), including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Small Cap Growth Fund's investment objective and policies.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Small Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Small-Sized Company Risk: Investing in securities of small-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how the
Small Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Small Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website www.stephensfunds.com.

The bar chart below illustrates how the Small Cap Growth Fund's total returns have varied from year to year.

Stephens Small Cap Growth Fund - Class I Shares Calendar Year Total Return

Best Quarter  Q2 2009 23.26%
Worst Quarter Q4 2008 -25.45%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Stephens Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Return Before Taxes Class I Shares	26.77%	5.89%	Aug 31, 2006
Class I Shares After Taxes on Distributions	Stephens Small Cap Growth Fund Class I Shares Return After Taxes on Distributions	26.56%	5.85%	Aug 31, 2006
Class I Shares After Taxes on Distributions and Sales	Stephens Small Cap Growth Fund Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	17.70%	5.08%	Aug 31, 2006
Class I Shares S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.32%	Aug 31, 2006
Class I Shares Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.29%	Aug 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Stephens Small Cap Growth Fund (Second Prospectus Summary) | Stephens Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Stephens Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Stephens Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Growth Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small
Cap Growth Fund's performance. During the most recent fiscal year, the Small Cap
Growth Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Class
I shares of the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Growth Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of  $2.5 billion or less. The Small Cap Growth Fund may invest up to
20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than  $2.5 billion.

Most of the assets of the Small Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as exchange-traded funds ("ETFs"). Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including American Depositary
Receipts ("ADRs") and European Depositary Receipts ("EDRs"), including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Small Cap Growth Fund's investment objective and policies.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the
Small Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Small-Sized Company Risk: Investing in securities of small-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Small Cap Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how the
Small Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Small Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website www.stephensfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how the Small Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.stephensfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Stephens Small Cap Growth Fund - Class I Shares Calendar Year Total Return
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below illustrates how the Small Cap Growth Fund's total returns have varied from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 23.26%
Worst Quarter Q4 2008 -25.45%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Stephens Small Cap Growth Fund (Second Prospectus Summary) | Stephens Small Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
Stephens Small Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,415
Annual Return 2007	rr_AnnualReturn2007	14.55%
Annual Return 2008	rr_AnnualReturn2008	(40.05%)
Annual Return 2009	rr_AnnualReturn2009	36.44%
Annual Return 2010	rr_AnnualReturn2010	26.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Small Cap Growth Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Small Cap Growth Fund Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Small Cap Growth Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Small Cap Growth Fund Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Small Cap Growth Fund | Class I Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Small Cap Growth Fund | Class I Shares | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006

[1]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Small Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.10% of the Small Cap Growth Fund's Class I Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Small Cap Growth Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Stephens Mid Cap Growth Fund (Second Prospectus Summary) | Stephens Mid Cap Growth Fund
Stephens Mid Cap Growth Fund
Investment Objective
The Stephens Mid Cap Growth Fund (the "Mid Cap Growth Fund") seeks long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Mid Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stephens Mid Cap Growth Fund Class I Shares
Management Fees		0.75%
Other Expenses		1.01%
Total Annual Fund Operating Expenses		1.76%
Fee Waiver and/or Expense Reimbursement		(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.26%
[1]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Mid Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses)c in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.25% of the Fund's Class I Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the costs of investing in Class I shares of the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Stephens Mid Cap Growth Fund Class I Shares	128	505	907	2,032

Portfolio Turnover
The Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid
Cap Growth Fund's performance. During the most recent fiscal year, the Mid Cap
Growth Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of medium capitalization companies. The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of
 $1.5 billion to  $12.5 billion. The Mid Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than  $1.5 billion or greater than  $12.5 billion.

Most of the assets of the Mid Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as ETFs. Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S.
government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including ADRs and EDRs, including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Fund's investment objective and policies.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Mid Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Medium-Sized Company Risk: Investing in securities of medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Performance
The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund. The bar chart below illustrates how the
Mid Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Mid Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Mid Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website www.stephensfunds.com.

The bar chart below illustrates how the Mid Cap Growth Fund's total returns have varied from year to year.

Stephens Mid Cap Growth Fund - Class I Shares Calendar Year Total Return

Best Quarter  Q3 2009 16.40%
Worst Quarter Q4 2008 -28.30%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Stephens Mid Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Stephens Mid Cap Growth Fund Class I Shares Return Before Taxes	28.26%	6.37%	Aug 31, 2006
Class I Shares After Taxes on Distributions	Stephens Mid Cap Growth Fund Class I Shares Return After Taxes on Distributions	28.26%	6.37%	Aug 31, 2006
Class I Shares After Taxes on Distributions and Sales	Stephens Mid Cap Growth Fund Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	18.37%	5.50%	Aug 31, 2006
Class I Shares S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.32%	Aug 31, 2006
Class I Shares Russell 2000® Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	5.37%	Aug 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Stephens Mid Cap Growth Fund (Second Prospectus Summary) | Stephens Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Stephens Mid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Stephens Mid Cap Growth Fund (the "Mid Cap Growth Fund") seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Mid Cap Growth Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid
Cap Growth Fund's performance. During the most recent fiscal year, the Mid Cap
Growth Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in Class I shares of the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of medium capitalization companies. The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of
 $1.5 billion to  $12.5 billion. The Mid Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than  $1.5 billion or greater than  $12.5 billion.

Most of the assets of the Mid Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible debt securities and preferred stock, as well as ETFs. Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies. The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S.
government securities, high quality money market instruments and money market funds. In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including ADRs and EDRs, including in emerging markets. In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth. The Advisor will sell a security when appropriate and consistent with the Fund's investment objective and policies.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the
Mid Cap Growth Fund. The following risks could affect the value of your investment:

·  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Medium-Sized Company Risk: Investing in securities of medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor.

·  Other Investment Companies Risk: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Mid Cap Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund. The bar chart below illustrates how the
Mid Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Mid Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Mid Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website www.stephensfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund. The bar chart below illustrates how the Mid Cap Growth Fund's total returns have varied from year to year. The table below illustrates how the Mid Cap Growth Fund's average annual total returns over time compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.stephensfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid Cap Growth Fund's performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Stephens Mid Cap Growth Fund - Class I Shares Calendar Year Total Return
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below illustrates how the Mid Cap Growth Fund's total returns have varied from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q3 2009 16.40%
Worst Quarter Q4 2008 -28.30%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Stephens Mid Cap Growth Fund (Second Prospectus Summary) | Stephens Mid Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.30%)
Stephens Mid Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Annual Return 2007	rr_AnnualReturn2007	24.79%
Annual Return 2008	rr_AnnualReturn2008	(45.50%)
Annual Return 2009	rr_AnnualReturn2009	40.17%
Annual Return 2010	rr_AnnualReturn2010	28.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Mid Cap Growth Fund Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Mid Cap Growth Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Mid Cap Growth Fund Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Mid Cap Growth Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Stephens Mid Cap Growth Fund Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Mid Cap Growth Fund | Class I Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Stephens Mid Cap Growth Fund | Class I Shares | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006

[1]	Stephens Investment Management Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Mid Cap Growth Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses)c in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.25% of the Fund's Class I Shares' average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least March 31, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.